Share-based payments	6 Months Ended
Jun. 30, 2025
Share-based payment arrangements [Abstract]
Share-based payments
20. Share-based payments
The Group has several equity incentive arrangements under which share-based payments have been awarded to the Chief Executive Officer (“CEO”), the Senior Management Team and other employees of the Group, as well as to non-executive directors. The equity incentives primarily consist of performance share units (“PSUs”) and retention restricted share units (“RSUs”), which each represent the right to receive one ordinary share of the Company.

For the six months ended June 30, 2025 and 2024, the Company recognized €2,099 thousand and €4,151 thousand, respectively, as shared-based compensation expense and an increase to other reserves within equity in relation to the Group’s equity incentive plans.

On March 26, 2025, the Board of Directors of the Company determined the level of achievement of the performance conditions under the CEO 2022-2024 PSUs in 2024. As a result of such determination, 368,943 ordinary shares vested and were delivered to the CEO in the first half of 2025, following which there are no remaining CEO 2022-2024 PSU awards outstanding.

On March 26, 2025, the Board of Directors of the Company determined the level of achievement of the performance conditions under the 2022-2024 PSUs in 2024. As a result of such determination, 1,140,546 ordinary shares vested and were delivered to the recipients in the first half of 2025, following which there are no remaining 2022-2024 PSU awards outstanding.

CEO 2025-2027 PSUs
In April 2025 the Company awarded 744,416 PSUs (the “CEO 2025-2027 PSUs”) to the CEO, which vest at the end of 2027 based on the achievement of targets relating to: (i) the Company’s earnings per share achieved over the performance period from 2025 to 2027, (ii) the change in the adjusted net financial indebtedness/(cash surplus) at the end of 2027 compared to the end of 2024, and (iii) the total shareholder return (“TSR”) of “ZGN” ordinary shares achieved over the performance period from 2025 to 2027 compared to a defined peer group, as well as the CEO’s continued service in any executive capacity within the Group at the date of vesting. Each of the performance targets will be measured and settled independently of the other targets and the total number of ordinary shares that will be delivered upon vesting depends on the level of achievement of the performance targets, as well as a multiplier that is based on the performance of certain environmental, social and governance indicators over the performance period.

2025-2027 PSUs

In June 2025 the Company awarded 1,290,000 PSUs (the “2025-2027 PSUs”) to the Senior Management Team (excluding the CEO) and certain other employees of the Group, which vest at the end of 2027 based on the achievement of targets relating to: (i) the cumulated revenues and cumulated Adjusted EBIT achieved over the performance period from 2025 to 2027, (ii) the change in the adjusted net financial indebtedness/(cash surplus) at the end of 2027 compared to the end of 2024, and (iii) the total shareholder return (“TSR”) of “ZGN” ordinary shares achieved over the performance period from 2025 to 2027 compared to a defined peer group, as well as the recipient’s continued service to the Group at the date of vesting. Each of the performance targets will be measured and settled independently of the other targets and the total number of ordinary shares that will be delivered upon vesting depends on the level of achievement of the performance targets, as well as a multiplier that is based on the performance of certain environmental, social and governance indicators over the performance period.

The following table summarizes the preliminary fair value for accounting purposes at the measurement date and the key assumptions used in the valuation of the CEO 2025-2027 PSUs and the 2025-2027 PSUs:

	CEO 2025-2027 PSUs	2025-2027 PSUs
Fair value	€4.08 - €5.69	€4.87 - €7.09

Measurement date share price	€6.03	€7.47
Expected volatility based on the historical and implied volatility of a group of comparable companies	44.98%	45.07%
Dividend yield	1.69%	1.37%
Risk-free rate	3.51%	3.68%